Geographic Information	12 Months Ended
Dec. 31, 2011
Geographic Information [Abstract]
Geographic Information
Note 21 - Geographic Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2011	2010	2009
	U.S. Dollars
China and Hong Kong	34,113	33,614	19,512
Korea	23,233	16,621	8,391
Asia- Other	7,487	11,089	9,403
United States	11,699	10,075	5,531
Taiwan	16,458	7,862	4,763
Western Europe	6,956	4,033	3,335
Japan	4,618	3,270	1,984
Rest of the world	2,464	1,216	602

	107,028	87,780	53,521